Income Taxes - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory income tax rate	(21.00%)	(21.00%)
State income taxes, net of federal benefit	(3.50%)	(2.90%)
Federal research and development tax credits	(4.10%)	(1.40%)
Stock-based compensation	0.30%	0.00%
Change in deferred tax asset valuation allowance	28.30%	25.30%
Effective income tax rate	0.00%	0.00%